UNITED STATES
              SECURITIES AND EXCHANGE COMMISSION
                     Washington, D.C. 20549

                          FORM 13F
                   FORM 13F COVER PAGE
Report for the calendar year or quarter ended: December 31, 2001
Check here if Amendment [   ]; Amendment Number:
This amendment: (Check only one): [  ] is a restatement
                                  [  ] adds new holdings entries
Institutional Investment Manager Filing this Report:

Name: Sanderson & Stocker, Inc.
Address: Post Office Box 3370, Ithaca, NY 14852

13F File Number: 28-6704

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables are considered integral parts of this form.

Person signing this Report on Behalf of Reporting Manager:

Name: Alexandra Stocker
Title: Senior Vice President
Telephone: 607-257-5117
Signature, Place, and Date of Signing:
        Alexandra Stocker  Ithaca, NY  February 13, 2002

Report Type (Check only one):

[X]     13F HOLDINGS REPORT
[ ]     13F NOTICE
[ ]     13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 1934.

                        FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total: 46

Form 13F Information Table Value Total: $151,444

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABBOTT LABS                    COM              002824100     1344    24105 SH       SOLE                     4000             20105
AMERICAN HOME PRODUCTS CORP    COM              026609107     4541    74000 SH       SOLE                    53000             21000
AMERICREDIT                    COM              03060R101     4813   152550 SH       SOLE                    86000             66550
ANADARKO PETROLEUM CORP        COM              032511107     4312    75842 SH       SOLE                    49000             26842
ARDEN RLTY GROUP INC COM       COM              039793104      999    37700 SH       SOLE                     7000             30700
AUTOMATIC DATA PROCESSING INC  COM              053015103     2698    45800 SH       SOLE                    40000              5800
AVERY DENNISON CORP            COM              053611109     5534    97900 SH       SOLE                    54000             43900
BRISTOL MYERS SQUIBB CO        COM              110122108      724    14198 SH       SOLE                                      14198
CELGENE                        COM              151020104     4975   155850 SH       SOLE                    87000             68850
CITIGROUP INC                  COM              172967101     4457    88299 SH       SOLE                    60000             28299
COMPUTER ASSOCIATES            COM              204912109     4871   141224 SH       SOLE                    87000             54224
CONVERGYS CORP                 COM              212485106     1485    39600 SH       SOLE                                      39600
CVS CORP                       COM              126650100     4190   141550 SH       SOLE                    86000             55550
DARDEN RESTAURANTS INC         COM              237194105      777    21950 SH       SOLE                     4000             17950
DEVON ENERGY CORP COM          COM              25179M103      999    25850 SH       SOLE                     3000             22850
DOLLAR GEN CORP COM            COM              256669102     4629   310700 SH       SOLE                   177500            133200
ELI LILLY & CO                 COM              532457108     4587    58400 SH       SOLE                    30000             28400
ENSCO INTL INC COM             COM              26874Q100      273    11000 SH       SOLE                                      11000
ENTERTAINMENT PPTYS TR COM SH  COM              29380T105      325    16800 SH       SOLE                                      16800
FANNIE MAE                     COM              313586109     7632    96000 SH       SOLE                    58500             37500
FLEET BOSTON CORP              COM              339030108     2847    78000 SH       SOLE                    60000             18000
GATX CORP COM                  COM              361448103      503    15475 SH       SOLE                     4000             11475
GENERAL ELECTRIC CO            COM              369604103     6178   154140 SH       SOLE                    81000             73140
HIBERNIA CORP CL A             COM              428656102      804    45200 SH       SOLE                                      45200
HOME DEPOT                     COM              437076102     6116   119900 SH       SOLE                    64500             55400
IBM CORP                       COM              459200101     4454    36824 SH       SOLE                    21000             15824
IMPATH, INC                    COM              45255G101     4493   100950 SH       SOLE                    54000             46950
LOWES COS INC COM              COM              548661107     1471    31700 SH       SOLE                                      31700
MEDTRONIC                      COM              585055106     5876   114750 SH       SOLE                    69000             45750
MELLON FINANCIAL CORP COM      COM              58551A108     1189    31600 SH       SOLE                     3000             28600
MERCK & CO INC                 COM              589331107      265     4500 SH       SOLE                     2000              2500
MICROSOFT CORP                 COM              594918104     5014    75683 SH       SOLE                    42500             33183
PAYCHEX INC                    COM              704326107     8753   251172 SH       SOLE                   109000            142172
PROVIDENT BANKSHARES COM       COM              743859100      307    12646 SH       SOLE                                      12646
SBC COMMUNICATIONS INC         COM              78387G103      779    19900 SH       SOLE                                      19900
SHURGARD STORAGE CTRS COM      COM              82567D104      842    26300 SH       SOLE                     6000             20300
SUNGARD DATA SYSTEMS           COM              867363103    10632   367500 SH       SOLE                   216000            151500
SWIFT ENERGY CO                COM              870738101     3476   172078 SH       SOLE                    96000             76078
TEXTRON INC COM                COM              883203101     3568    86050 SH       SOLE                    64000             22050
TIFFANY & CO                   COM              886547108     3641   115700 SH       SOLE                    86000             29700
UNISYS CORP COM                COM              909214108     4771   380461 SH       SOLE                   210010            170451
VERIZON COMMUNICATIONS COM     COM              92343V104     1257    26492 SH       SOLE                     3050             23442
WAL-MART STORES INC            COM              931142103     3638    63220 SH       SOLE                    45000             18220
WASHINGTON MUTUAL INC COMMON   COM              939322103     6040   184700 SH       SOLE                   116000             68700
WILSON GREATBATCH TECHNOLOGIES COM              972232102      365    10100 SH       SOLE                                      10100
SOLV-EX CORP NEW WTS           WT               834382111        0    26261 SH       SOLE                    21730              4531